Notes Payable Officers and Related Party Transactions (Details) - USD ($)								1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 09, 2016	May 04, 2016	Apr. 05, 2016	Apr. 01, 2016	Mar. 26, 2016	Mar. 25, 2016	Mar. 23, 2016	Nov. 16, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Notes Payable Officers and Related Party Transactions (Details) [Line Items]
Notes Payable, Related Parties, Current									$ 140,082		$ 140,082		$ 69,944	$ 60,000
Debt Discounts, Gross									234,777		234,777		0
Amortization of Debt Discount (Premium)									65,741	$ 0	118,314	$ 0	0	0
Proceeds from Convertible Debt											109,125	$ 0	0	0
Debt Conversion, Original Debt, Amount											(9,189)		0
Convertible Notes Payable, Current									102,476		102,476		0	0
Value of Derivatives at Issuance											743,467
Increase (Decrease) in Derivative Liabilities											375,875
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity											23,141
Statement of Operations Impact Related to Possibility of Debt Conversion											(346,040)
Derivative Liability, Noncurrent									$ 43,358		$ 43,358		$ 0	0
Convertible Debt [Member]
Notes Payable Officers and Related Party Transactions (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		10.00%	5.00%	10.00%		8.00%	12.00%
Debt Instrument, Term	9 months	9 months	1 year	1 year		1 year	2 years
Debt Instrument, Face Amount	$ 60,000	$ 40,000	$ 42,000	$ 55,000		$ 40,000	$ 250,000
Proceeds from Convertible Debt		$ 33,750	$ 33,300			$ 35,000	$ 25,000
Convertible Debt [Member] | Subsequent Event [Member]
Notes Payable Officers and Related Party Transactions (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					12.00%
Debt Instrument, Term					2 years
Debt Instrument, Face Amount					$ 250,000
Proceeds from Convertible Debt					$ 25,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								16,523,441
Debt Conversion #1 [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Notes Payable Officers and Related Party Transactions (Details) [Line Items]
Debt Conversion, Original Debt, Amount								$ 25,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								12,688,015
Debt Conversion #2 [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Notes Payable Officers and Related Party Transactions (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								43,444,952
Debt Conversion #3 [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Notes Payable Officers and Related Party Transactions (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								25,648,486
Debt Conversion #4 [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Notes Payable Officers and Related Party Transactions (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								64,169,000
Debt Conversion #5 [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Notes Payable Officers and Related Party Transactions (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								15,042,000
Convertible Notes Payable, Current								$ 23,989.00
Debt Conversion #6 [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Notes Payable Officers and Related Party Transactions (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								4,242,424
Convertible Notes Payable, Current								$ 23,000.00
Officer [Member]
Notes Payable Officers and Related Party Transactions (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage													12.00%
Interest Expense, Related Party													$ 7,979	$ 7,222
Front End Note [Member] | Convertible Debt [Member]
Notes Payable Officers and Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount	30,000
Back End Note [Member] | Convertible Debt [Member]
Notes Payable Officers and Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount	$ 30,000